                               Friends Ivory Funds
                                   Semi-Annual
                                     Report
                                December 31, 2000
                                   (Unaudited)


                                                               [LOGO]
                                                               (GRAPHIC OMITTED)

TABLE OF CONTENTS





                                                                            Page
Letter to Shareholders .........................................               1

Statements of Net Assets:
   Social Awareness Fund .......................................               4
   European Social Awareness Fund ..............................               7

Statements of Operations .......................................              11

Statements of Changes in Net Assets ............................              12

Financial Highlights ...........................................              14

Notes to Financial Statements ..................................              16

How to Obtain More Information About
  Friends Ivory Funds ..........................................      Back Cover

LETTER TO SHAREHOLDERS

DECEMBER 31, 2000



Dear Fellow Shareholder:

[PHOTO OMITTED]

I am pleased to send you the Friends Ivory Funds Semi-Annual Report, which contains information on the holdings of each of our funds along with financial highlights and an outline of our social and environmental engagement activities for the six month period ended December 31, 2000.

While stock markets in the U.S. and Europe have experienced considerable volatility in the second half of 2000, we firmly believe the long-term outlook for the U.S. and European markets remain good. In particular, we believe that the world will continue on the path of solid growth with low inflation; such conditions tend to be ideal for growth investing.

The last six months have been positive for Friends Ivory Funds (the Funds). Some of the more noteworthy highlights include:

OUR MANAGER

Our manager Friends Ivory & Sime (FIS), already one of the leading managers of socially aware funds, has expanded their SRI capabilities over the last six months. They have added to the strength of their Social Research Team. With a dedicated team of 11 experts, they are believed to have one of the strongest Social Research Teams of any manager in the field.

SOCIAL SCREENING & ENGAGEMENT

Over the last six months, our Social Research Team, led by Elizabeth Elliott McGeveran in the U.S. and Karina Litvack in Europe, has been very active with both screening new companies for your funds and in engagement activity with companies which your fund already owns. They continue to strive to:

o Identify companies that exhibit leadership in social and environmental arenas.

o Avoid companies with below average records.

o Engage companies in an ongoing constructive dialogue to improve their standards and practices.

While we strive to provide a portfolio that reflects the values of our shareholders, we also believe that there is no such thing as a "perfect company". Thus, using our position as investors, the Social Research Team speaks directly with company managers challenging them to strive for constant improvement in the area of social and environmental issues.

Over the course of 2000, we have focused our engagement activities on several areas of international concern:

o Slowing global climate change

o Developing strong systems for reducing environmental impacts

o Addressing human rights issues

o Protecting forests




                                                               (GRAPHIC OMITTED)

2

While we focus on companies in the Friends Ivory Social Awareness Fund, we believe that ALL companies have a role to play in solving social and environmental problems. Therefore, we work with companies across our holdings to achieve change.

In my last report to you, I told you about our work with other social investors to encourage Coca-Cola to increase the amount of post-consumer recycled plastic they use in bottles. Of course, Coca-Cola isn't the only beverage manufacturer, so this same coalition of social investors joined together and met with PepsiCo. We are encouraging the company to address the composition and disposal of its bottles and make a public commitment to using post-consumer recycled plastic.

After numerous letters and conversations with the insurance giant, American International Group (AIG) on diversity, we felt that we had exhausted our cooperative approach. While professing to be firmly committed to diversity, the company refused to answer our questions about systems for creating a more diverse workplace; training employees; expanding its nondiscrimination statement or data on its workplace composition. In December 2000, we co-filed a shareholder resolution asking the company to include sexual orientation in its nondiscrimination statement. In January 2001, after AIG agreed to amend its nondiscrimination statement and harassment policies to include sexual orientation, we formally withdrew the resolution we had co-filed. We will continue to monitor AIG's progress.

In Europe, FIS has partnered with Amnesty International UK to host a series of seminars on how businesses can address human rights issues in overseas operations. Over the fall, a number of leading European businesses gathered for a hands-on series of workshops to discuss challenges and business solutions for human rights problems. Seminar topics included arranging for security forces, developing codes of conduct, business operations in zones of conflict and much more. Some companies in the Friends Ivory European Social Awareness Fund participated in this series including BP Amoco (BP) and Royal Dutch Petroleum. This is particularly important because although we believe that both BP and Royal Dutch Petroleum are by far the leaders in the oil sector, they do have operations in many countries with very serious human rights issues. While these companies have been developing systems for improving in the areas of human rights, we believe it is important to continually encourage further change.

CORPORATE GOVERNANCE

As shareholders, investors are often asked to vote on resolutions on a company's annual proxy ballot that ask for social and environmental change and may be contrary to management's recommendations. FIS goes beyond just voting and writes to management about our concerns prior to the vote -- this emphasizes to companies the seriousness with which we treat social and environmental issues in our business analysis. In 2000, we wrote to nine companies in the Funds about issues ranging from diversity reporting to human rights to labor standards in China. Some of the companies we engaged included the natural gas company Enron, McDonald's, Oracle and Procter & Gamble. In some cases, the companies demonstrated sufficient evidence that they were making efforts to address problems and we chose to abstain. In other cases companies were unable to persuade us, and we voted in favor of the social and environmental resolutions.

COMMUNITY INVESTING

The Friends Ivory Funds believe that a portion of the Funds' cash should support community investing, when possible. We have been working with Shorebank Detroit to house some of the Funds' cash in this community development bank which uses all investments to help rebuild struggling neighborhoods. We'll look forward to telling you more about their work in future communications.

CHARITABLE GIVING

Friends Ivory & Sime is very proud to report our continuing commitment to using 10% of our management fees from your funds to support nonprofit organizations. We support grassroots groups that work directly with children in important arenas where our social investing efforts may not be able to reach.

In the second half of 2000, we have reached out to several new organizations. For example, FIS has donated funds to the Northwoods Center, an affiliate of the Minnesota Audubon Society. Our gift will provide scholarships for 15 inner city youth to spend one week at the center making new connections with both nature and other children. These 15 students will return to the Northwoods Center the following summer to train as peer leaders -- their experience will have exponential impact in their own lives and that of their peers and community.

FIS was also delighted to make a gift to Outright in Portland, Maine. This grassroots organization provides support services for gay and lesbian youth. One of the organization's goals is to provide safe spaces for teenagers as well as to constructively address the discrimination that these young people face. Our gift will help fund Outright's series of evening programs including a support group for youth and their families.

At Friends Ivory Funds, we are always aware of your commitment to your money, your future and your values. With this in mind, we will continue to strive to leverage the financial, social, and environmental impact of your investment dollars.

If we can be of assistance to you in any way, please feel free to call us at 800 481 4404.

Sincerely,

/s/George Walker

George Walker
President of the Friends Ivory Funds


                                                               (GRAPHIC OMITTED)

4

STATEMENT OF NET ASSETS (000)
Friends Ivory Funds -- December 31, 2000 (Unaudited)


--------------------------------------------------------------------------------

                                                                          VALUE
SOCIAL AWARENESS FUND                                      SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.0%)
BASIC MATERIALS (1.2%)
   Alcoa                                                    8,680         $  291
                                                                          ------
COMPUTER SOFTWARE (8.1%)
   America Online*                                         16,625            579
   Microsoft*                                              11,700            507
   Oracle*                                                 19,100            555
   Veritas Software*                                        4,075            357
                                                                          ------
                                                                           1,998
                                                                          ------
CONSUMER STAPLES (12.4%)
   Coca-Cola                                               10,500            640
   Colgate-Palmolive                                        9,600            620
   Johnson & Johnson                                        7,960            836
   PepsiCo                                                 14,100            699
   Procter & Gamble                                         3,200            251
                                                                          ------
                                                                           3,046
                                                                          ------
FINANCE (19.6%)
   American Express                                        10,400            571
   American International Group                            11,062          1,090
   Bank of New York                                        10,850            599
   Fannie Mae                                               7,550            655
   MBNA                                                    13,000            480
   Mellon Financial                                        12,400            610
   Wells Fargo                                             14,700            819
                                                                          ------
                                                                           4,824
                                                                          ------
HEALTH CARE/PHARMACEUTICALS (11.6%)
   Amgen*                                                   4,500            288
   Eli Lilly                                                3,700            344
   Medtronic                                               11,150            673
   Merck                                                   10,150            950
   Schering-Plough                                         10,850            616
                                                                          ------
                                                                           2,871
                                                                          ------

--------------------------------------------------------------------------------

                                                                          VALUE
SOCIAL AWARENESS FUND                                      SHARES         (000)
--------------------------------------------------------------------------------
MULTIMEDIA (3.4%)
   Viacom, Cl B*                                            9,550         $  446
   Walt Disney                                             13,500            391
                                                                          ------
                                                                             837
                                                                          ------
PETROLEUM & FUEL PRODUCTS (9.0%)
   Enron                                                    8,000            665
   Nabors Industries*                                       8,000            473
   Royal Dutch Petroleum, NY Shares                        10,000            606
   Schlumberger                                             5,800            464
                                                                          ------
                                                                           2,208
                                                                          ------
RETAIL (7.4%)
   Costco Wholesale*                                        7,700            307
   Home Depot                                              14,500            662
   McDonald's                                              12,500            425
   Target                                                  13,600            439
                                                                          ------
                                                                           1,833
                                                                          ------
SERVICES (2.2%)
   Omnicom Group                                            6,485            537
                                                                          ------
TECHNOLOGY (16.0%)
   Cisco Systems*                                          23,750            908
   Dell Computer*                                          10,700            187
   EMC*                                                    10,400            692
   Intel                                                   21,700            652
   International Business Machines                          2,500            212
   JDS Uniphase*                                            4,100            171
   Solectron*                                               8,080            274
   Sun Microsystems*                                       14,800            413
   Texas Instruments                                        9,100            431
                                                                          ------
                                                                           3,940
                                                                          ------

                                                               (GRAPHIC OMITTED)

6


STATEMENT OF NET ASSETS (000)
Friends Ivory Funds-- December 31, 2000 (Unaudited)


--------------------------------------------------------------------------------

                                                                          VALUE
SOCIAL AWARENESS FUND (CONCLUDED)                          SHARES         (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (7.1%)
   BellSouth                                                5,000      $    205
   Lucent Technologies                                      9,000           121
   Nortel Networks                                          6,000           192
   SBC Communications                                      14,736           704
   Verizon Communications*                                  6,500           326
   WorldCom*                                               14,900           210
                                                                        -------
                                                                          1,758
                                                                        -------
Total Common Stocks
   (Cost $26,916)                                                        24,143
                                                                        -------
Total Investments (98.0%)
   (Cost $26,916)                                                        24,143
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET (2.0%)                                    493
                                                                        -------
NET ASSETS:
Portfolio capital of Advisor Shares (unlimited authorization--
   no par value) based on 2,886,163 outstanding shares of
   beneficial interest                                                   28,743
Accumulated net investment loss                                             (65)
Accumulated net realized loss on investments                             (1,269)
Net unrealized depreciation on investments                               (2,773)
                                                                        -------
Total Net Assets (100.0%)                                               $24,636
                                                                        =======

Net Asset Value, Offering and Redemption Price
   Per Share --   Advisor Shares                                          $8.54
                                                                        =======

* NON-INCOME PRODUCING SECURITY
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                          VALUE
EUROPEAN SOCIAL AWARENESS FUND                             SHARES         (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (94.8%)
BELGIUM (1.8%)
   Dexia                                                    2,375        $   429
                                                                         -------
DENMARK (2.4%)
   Vestas Wind Systems                                     10,350            560
                                                                         -------
FINLAND (4.1%)
   Nokia Oyj                                               19,636            876
   Sonera Oyj                                               4,637             84
                                                                         -------
                                                                             960
                                                                         -------
FRANCE (14.6%)
   Axa                                                      4,678            676
   Cap Gemini                                               2,288            369
   Castorama Dubois Investissements                           940            244
   L'OREAL                                                  4,200            360
   Sanofi-Synthelabo                                       17,000          1,133
   Societe Generale, Cl A                                   6,200            385
   STMicroelectronics                                       6,000            262
                                                                         -------
                                                                           3,429
                                                                         -------
GERMANY (4.4%)
   Allianz                                                  1,720            647
   Deutsche Bank                                            4,570            381
                                                                         -------
                                                                           1,028
                                                                         -------
IRELAND (1.3%)
   CRH                                                     16,000            298
                                                                         -------
ITALY (6.6%)
   ACEA                                                    14,683            174
   Enel*                                                   91,000            354
   TIM*                                                    60,000            479
   Unicredito Italiano*                                   104,000            544
                                                                         -------
                                                                           1,551
                                                                         -------



                                                               (GRAPHIC OMITTED)

8

STATEMENT OF NET ASSETS (000)
Friends Ivory Funds -- December 31, 2000 (Unaudited)


--------------------------------------------------------------------------------

EUROPEAN SOCIAL AWARENESS                                                 VALUE
FUND (CONTINUED)                                           SHARES         (000)
--------------------------------------------------------------------------------
NETHERLANDS (10.3%)
   ING Groep                                               11,275        $   901
   Royal Dutch Petroleum                                    9,200            564
   TNT Post Group                                          14,600            353
   VNU                                                     12,168            598
                                                                         -------
                                                                           2,416
                                                                         -------
SPAIN (6.8%)
   Banco Bilbao Vizcaya Argentaria                         35,000            521
   Banco Santander Central Hispano                         39,300            421
   Telefonica*                                             32,515            537
   Telefonica Publicidad e Informacion*                    23,900            128
                                                                         -------
                                                                           1,607
                                                                         -------
SWEDEN (3.1%)
   Nordea                                                  43,000            326
   Skandia Forsakrings                                     24,088            392
                                                                         -------
                                                                             718
                                                                         -------
SWITZERLAND (3.6%)
   Adecco                                                     480            302
   UBS                                                      3,300            539
                                                                         -------
                                                                             841
                                                                         -------
UNITED KINGDOM (35.8%)
   Barclays                                                28,000            867
   BG Group                                                58,000            227
   BP Amoco                                                61,800            498
   Cadbury Schweppes                                       50,650            350
   Capita Group                                            30,000            224
   Centrica                                               127,700            494
   CMG                                                     23,100            309
   Exel                                                    10,000            142
   GlaxoSmithKline*                                        54,767          1,546
   Hays                                                    44,600            257
   Logica                                                  19,060            498
   Prudential                                              22,700            365

--------------------------------------------------------------------------------

                                                                          VALUE
                                                           SHARES         (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
   Spirent                                                 47,100       $   429
   Tesco                                                  108,000           440
   Vodafone Group                                         371,000         1,360
   WPP Group                                               29,000           378
                                                                        -------
                                                                          8,384
                                                                        -------
Total Foreign Common Stocks
   (Cost $22,294)                                                        22,221
                                                                        -------
FOREIGN PREFERRED STOCK (1.8%)
GERMANY (1.8%)
   SAP                                                      3,000           425
                                                                        -------
Total Foreign Preferred Stock
   (Cost $562)                                                              425
                                                                        -------
Total Investments (96.6%)
   (Cost $22,856)                                                        22,646
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET (3.4%)                                    802
                                                                        -------
NET ASSETS:
Portfolio capital of Advisor Shares (unlimited authorization --
   no par value) based on 2,636,645 outstanding shares of
   beneficial interest                                                   26,221
Distributions in excess of net investment income                           (128)
Accumulated net realized loss on investments                             (2,443)
Net unrealized appreciation on foreign currency and translation
   of other assets and liabilities in foreign currency                        8
Net unrealized depreciation on investments                                 (210)
                                                                        -------
Total Net Assets (100.0%)                                               $23,448
                                                                        =======
Net Asset Value, Offering and Redemption Price
   Per Share -- Advisor Shares                                            $8.89
                                                                        =======
* NON-INCOME PRODUCING SECURITY
CL  -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                               (GRAPHIC OMITTED)

 10

STATEMENT OF NET ASSETS (000)
Friends Ivory Funds-- December 31, 2000 (Unaudited)


--------------------------------------------------------------------------------

EUROPEAN SOCIAL AWARENESS
FUND (CONCLUDED)
--------------------------------------------------------------------------------
At December 31, 2000, sector diversification of the Fund was as follows:

                                              % OF              VALUE
SECTOR DIVERSIFICATION                     NET ASSETS           (000)
----------------------                    ------------       ----------
FOREIGN COMMON STOCKS
Banking                                         18.8%         $ 4,412
Telephones & Telecommunications                 16.1            3,766
Insurance                                       12.7            2,981
Pharmaceuticals                                 11.4            2,679
Oil & Gas                                        7.6            1,784
Computers                                        5.0            1,176
Services                                         4.4            1,032
Diversified Operations                           3.5              817
Food, Beverage & Tobacco                         3.4              790
Electronics                                      3.4              789
Publishing                                       2.6              598
Transportation                                   2.1              495
Cosmetics & Toiletries                           1.5              360
Construction Materials                           1.3              298
Retail                                           1.0              244
                                              ------          -------
TOTAL FOREIGN COMMON STOCKS                     94.8           22,221
FOREIGN PREFERRED STOCK                          1.8              425
                                              ------          -------
TOTAL INVESTMENTS                               96.6           22,646
OTHER ASSETS AND LIABILITIES, NET                3.4              802
                                              ------          -------
NET ASSETS                                     100.0%         $23,448
                                              ======          =======

STATEMENTS OF OPERATIONS (000)
Friends Ivory Funds -- For the Six Month Period Ended
December 31, 2000 (Unaudited)

                                                                       European
                                                          Social        Social
                                                        Awareness     Awareness
                                                           Fund          Fund
                                                        ---------     ----------
INVESTMENT INCOME:
   Interest Income                                       $    11        $    2
   Dividend Income                                            92           118
   Less: Foreign Taxes Withheld                               --           (12)
                                                         -------        ------
   Total Investment Income                                   103           108
                                                         -------        ------
EXPENSES:
   Investment Advisory Fee                                   101           100
   Less: Investment Advisory Fees Waived                     (66)          (27)
   Administration Fee                                         43            43
   Custodian Fee                                               6            10
   Transfer Agent Fee                                         12            11
   Professional Fees                                          18            15
   Registration Fees                                           4             3
   Printing Fees                                               8             8
   Trustee Fees                                                8             7
   Distribution Fees                                          34            29
   Other Fees                                                 --             2
                                                         -------        ------
   Total Expenses                                            168           201
                                                         -------        ------
   NET INVESTMENT LOSS                                       (65)          (93)
                                                         -------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net Realized Loss on Investments                          (95)       (2,114)
   Net Realized Loss on Foreign Currency
     Transactions                                             --           (36)
   Net Change in Unrealized Appreciation
     on Foreign Currency and Translation of
     of Other Assets and Liabilities in
       Foreign Currency                                       --             5
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                        (3,175)            3
                                                         -------        ------
   Total Net Realized and Unrealized Loss
     on Investments                                       (3,270)       (2,142)
                                                         -------        ------
   NET DECREASE IN NET ASSETS
     FROM OPERATIONS                                     $(3,335)      $(2,235)
                                                         =======       =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                               (GRAPHIC OMITTED)

12

STATEMENTS OF CHANGES IN NET ASSETS (000)
Friends Ivory Funds -- For the Period Ended December 31, 2000 (Unaudited) and the Year Ended June 30, 2000

                                              Social                     European Social
                                          Awareness Fund                  Awareness Fund
                                      ------------------------      ------------------------
                                      07/01/00   12/28/99 (1)-      07/01/00   12/31/99 (2)-
                                      12/31/00     06/30/00         12/31/00     06/30/00
                                      ------------------------      ------------------------
OPERATIONS:
   Net Investment Income (Loss)       $   (65)    $   (61)            $   (93)    $    23
   Net Realized Loss on
     Investments                          (95)     (1,174)             (2,114)       (329)
   Net Realized Gain (Loss)
     on Foreign Currency
     Transactions                          --          --                 (36)         63
   Net Change in Unrealized
     Appreciation on Foreign
     Currency and Translation
     of Other Assets and Liabilities
     in Foreign Currency                   --          --                   5           3
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                    (3,175)        402                   3        (213)
                                      -------     -------             -------     -------
   Net Decrease in Net Assets
     from Operations                   (3,335)       (833)             (2,235)       (453)
                                      -------     -------             -------     -------
DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income                   --          --                 (85)         --
                                      -------     -------             -------     -------
   Total Distributions                     --          --                 (85)         --
                                      -------     -------             -------     -------
CAPITAL SHARE TRANSACTIONS (A):
   ADVISOR SHARES:
     Proceeds from Shares Issued          269      28,512               5,859      25,324
     Reinvestment of Cash
       Distributions                       --          --                  73          --
     Cost of Repurchased Shares           (13)        (14)             (5,006)        (79)
                                      -------     -------             -------     -------
INCREASE IN NET ASSETS FROM
   ADVISOR SHARE TRANSACTIONS             256      28,498                 926      25,245
                                      -------     -------             -------     -------
Net Increase (Decrease) in
   Net Assets                          (3,079)     27,665              (1,394)     24,792
                                      -------     -------             -------     -------
NET ASSETS:
   Beginning of Period                 27,715          50              24,842          50
   End of Period                      $24,636     $27,715             $23,448     $24,842
                                      =======     =======             =======     =======

                                                                                       13


                                              Social                     European Social
                                          Awareness Fund                  Awareness Fund
                                      ------------------------      ------------------------
                                      07/01/00   12/28/99 (1)-      07/01/00   12/31/99 (2)-
                                      12/31/00     06/30/00         12/31/00     06/30/00
                                      ------------------------      ------------------------
(A) SHARES ISSUED AND REDEEMED:
   ADVISOR SHARES:
     Shares Issued                         29       2,855                 680       2,532
     Shares Issued in Lieu of
          Cash Distributions               --          --                   8          --
     Shares Redeemed                       (2)         (1)               (581)         (7)
                                      -------     -------             -------     -------
   Net Change in Capital Shares            27       2,854                 107       2,525
                                      =======     =======             =======     =======

[FN]
(1) SOCIAL AWARENESS FUND COMMENCED OPERATIONS 12/28/99.
(2) EUROPEAN SOCIAL AWARENESS FUND COMMENCED OPERATIONS 12/31/99.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                               (GRAPHIC OMITTED)

14


FINANCIAL HIGHLIGHTS
Friends Ivory Funds -- For the Period Ended December 31, 2000 (Unaudited) and the Year Ended June 30, 2000 For a share outstanding throughout the periods


                                          NET                        DISTRIBUTIONS
        NET ASSET           NET        REALIZED      DISTRIBUTIONS       FROM
           VALUE        INVESTMENT        AND           FROM NET        REALIZED      NET ASSET
       BEGINNING OF       INCOME       UNREALIZED      INVESTMENT       CAPITAL       VALUE END
          PERIOD          (LOSS)     GAINS (LOSSES)      INCOME          GAINS       OF PERIOD
      --------------   -----------   --------------  -------------   -------------    ---------

SOCIAL AWARENESS FUND
---------------------
Advisor Shares
2000*     $ 9.70         $(0.02)        $(1.14)        $   --          $   --          $ 8.54
2000(1)    10.00          (0.02)         (0.28)            --              --            9.70

EUROPEAN SOCIAL AWARENESS FUND
------------------------------
Advisor Shares
2000*     $ 9.82         $(0.04)        $(0.86)        $(0.03)         $   --          $ 8.89
2000(2)    10.00           0.03          (0.21)            --              --            9.82


[FN]
 * FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) SOCIAL AWARENESS FUND COMMENCED OPERATIONS ON 12/28/99. ALL
    RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) EUROPEAN SOCIAL AWARENESS FUND COMMENCED OPERATIONS ON 12/31/99. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                              15

                                                                                         RATIO OF
                                                    RATIO OF         RATIO OF        NET INVESTMENT
                                                       NET            EXPENSES        INCOME (LOSS)
                                      RATIO OF      INVESTMENT       TO AVERAGE         TO AVERAGE
                     NET ASSETS       EXPENSES    INCOME (LOSS)      NET ASSETS         NET ASSETS     PORTFOLIO
          TOTAL        END OF        TO AVERAGE     TO AVERAGE       (EXCLUDING         (EXCLUDING     TURNOVER
         RETURN+    PERIOD (000)     NET ASSETS     NET ASSETS        WAIVERS)           WAIVERS)        RATE
         -------    ------------    ------------   ------------     ------------     --------------    ---------

SOCIAL AWARENESS FUND
---------------------
Advisor Shares
2000*     (11.96)%      $24,636           1.25%         (0.48)%          1.74%          (0.97)%           19%
2000(1)    (3.00)        27,715           1.24          (0.44)           1.83           (1.03)            26

EUROPEAN SOCIAL AWARENESS FUND
------------------------------
Advisor Shares
2000*      (9.14)%      $23,448           1.70%         (0.79)%          1.93%          (1.02)%           27%
2000(1)    (1.80)        24,842           1.70           0.19            2.18           (0.29)            11





                                                               (GRAPHIC OMITTED)

16

NOTES TO FINANCIAL STATEMENTS
Friends Ivory Funds -- December 31, 2000 (Unaudited)

HEADING



1. ORGANIZATION

   Friends Ivory Funds (the "Trust") was organized as a Delaware business trust on September 29, 1999. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of two Funds: the Social Awareness Fund and the European Social Awareness Fund (collectively the "Funds", and each of these, a "Fund"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds are authorized to offer an unlimited number of shares of beneficial interest with no par value. Friends Ivory & Sime, Inc. (the "Adviser") absorbed all expenses of organizing the Trust.

   The Trust offers Advisor shares. Advisor shares are subject to a distribution fee of 0.25% per year.


2. SIGNIFICANT ACCOUNTING POLICIES

   The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION: Securities listed on an exchange are valued at the last quoted sales price as of the close of the New York Stock Exchange on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and ask prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

   Securities listed on a foreign exchange may trade on weekends or other days when the Fund does not calculate an NAV. As a result, the market value of these fund investments may change on days when you cannot buy and hold shares of the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of the Funds are declared and paid at least annually. Any net realized capital gains will be distributed at least annually for the Funds.

FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income and gains to its shareholders which will be sufficient to relieve it from all federal income taxes. Therefore, no provision for federal income tax has been made.

NET ASSET VALUE PER SHARE: The net asset value per share of each Fund is calculated on each business day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

FOREIGN CURRENCY TRANSLATION: The books and records of the European Social Awareness Fund are maintained in U.S. dollars on the following basis:

 (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

 (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transaction.

   The European Social Awareness Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

   The European Social Awareness Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.




                                                               (GRAPHIC OMITTED)

18

Friends Ivory Funds -- December 31, 2000 (Unaudited)



3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   Under an Investment Advisory Agreement with the Trust, Friends Ivory & Sime, Inc. will act as invest-ment adviser to each Fund. Friends Ivory & Sime plc, an affiliate of the Adviser, serves as the sub-adviser to the European Social Awareness Fund and administers the Fund's investment program under the supervision of the Adviser. For its investment advisory services to the Trust, the Adviser receives an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: Social Awareness Fund, 0.75%; and European Social Awareness Fund, 0.85%. The Sub-Adviser receives a sub-advisory fee from the Adviser for its services calculated at the rate of 0.15% of the aggregate average daily net assets of the European Social Awareness Fund. The Adviser has agreed, on a voluntary basis, to waive all or a portion of its investment advisory fee and to reimburse expenses in order to keep total operating expenses from exceeding 1.25% and 1.70%, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at anytime.

    Under an Administration Agreement with the Trust, SEI Investments Mutual Funds Services (the "Administrator") will provide the Trust with overall administrative and accounting services. For its services, the Administrator will receive an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.15% up to $100 million; 0.12% from $100 million to $300 million; 0.10% from $300 million to $600 million; and 0.08% in excess of $600 million. Each Fund pays the Administrator a minimum annual fee of $85,000 with a minimum of $10,000 per each aditional class.

   Under a Distribution Agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") will provide the Trust with distribution services.


   The Social Awareness Fund has directed certain portfolio trades to brokers who paid a portion of its expenses.

DISTRIBUTION OF FUND SHARES: Each Fund has adopted a distribution plan for Advisor Shares that allows the Fund to pay distribution fees for the sale and distribution of Advisor Shares.

   Distributions fees for Advisor Shares, as a percentage of average daily net assets, are 0.25% for each Fund.

   Under a Custodian Agreement with the Trust, Chase Manhattan Bank will serve as custodian for the assets of the Trust.

   Each Trustee receives an annual fee of $9,000 ($2,000 per in-person board meeting and $1,000 per telephonic board meeting) and reimbursement of out-of-pocket expenses. Such fees are paid for services rendered to all of the Funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Investment Adviser, Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

4. INVESTMENT TRANSACTIONS
   During the period ended December 31, 2000, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:


                     PURCHASES      SALES
                       (000)        (000)
                  ------------     -------
Social Awareness
 Fund ...........    $4,885        $5,001
European Social
 Awareness Fund..     6,432        $6,136

   At December 31, 2000, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at December 31, 2000 is as follows:

                   AGGREGATE      AGGREGATE
                     GROSS          GROSS
                  APPRECIATION   DEPRECIATION      NET
                     (000)           (000)         000)
                  -------------  ------------   --------
Social
 Awareness
 Fund ...........    $2,863       $(5,636)      $(2,773)
European
 Social
 Awareness
 Fund ...........     1,863        (2,073)         (210)

5. MARKET AND CREDIT RISK
   Some countries in which the European Social Awareness Fund may invest, require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.



                                                               (GRAPHIC OMITTED)

20

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
Friends Ivory Funds -- December 31, 2000 (Unaudited)



   The securities exchange of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

6. IN-KIND TRANSFERS OF SECURITIES
   During the period ended December 31, 1999, the Social Awareness Fund issued 2,771,792 shares of beneficial interest in exchange for securities from an account managed by Friends Ivory & Sime, Inc. fair valued at $27,717,923.

                                      NOTES




                                                               (GRAPHIC OMITTED)

FUND

Friends Ivory Funds
P.O. Box 446
Portland, Maine 04112

INVESTMENT ADVISER

Friends Ivory & Sime, Inc.
One World Trade Center
Suite 2101
New York, New York 10048

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR

SEI Investments Mutual Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market St.
Philadelphia, Pennsylvania 19103

TO OBTAIN MORE INFORMATION:

Call 1-800-481-4404


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.








   FIS-F-003-02                                            [RECYLE LOGO OMITTED]